Equity Method Investments	12 Months Ended
Dec. 31, 2013
Equity Method Investments And Joint Ventures [Abstract]
Equity Method Investments
14.	EQUITY METHOD INVESTMENTS

As of December 31, 2012 and 2013, the network business of the Group had the following equity method investments:

			Equity interest owned by the Group As of December 31,
	Note		2012	2013
Xi’an Jiangyuan Andike Ltd(“JYADK”)	i	)	33%	33%
Beijing Proton Medical Center Co. Ltd(“BPC”)	ii	)	25%	25%
PTC – Houston Management, LP(“DTC”)	iii	)	45%	45%
Suzhou Chorus Medical Technologies Co., Ltd	iv	)	36%	36%

i)	During 2011 and 2012, the Group respectively subscribed to 27% and 6% equity interest of JYADK, for a consideration of RMB540 and RMB120, respectively. On August 31, 2013, the Group injected additional RMB2,640 to JYADK with no change in the percentage of equity interest.
ii)	On October 19, 2012, the Group incorporated BPC with other investors. The Group holds 25% equity interest in BPC with the investment amounting to RMB25,000.
iii)	On December 28, 2012, the Group acquired 44.55% limited partner interests of PTC, a limited partnership in Texas, U.S.A., and 45% legal interest of PTC GP Management LLC, a limited liability company registered in Texas, U.S.A and the sole general partner of PTC with 1% interest of PTC, with a consideration of RMB201,176 (US$32,291) in cash. After the transaction, the Group owned 45% interests of PTC which ultimately holds 44.4% legal ownership interests of the University of Texas MD Anderson Cancer Center Proton Therapy Center, a proton treatment center in Texas, U.S.A.

According to the partnership agreements, the Group has significant influence over PTC which can demonstrate control over MDA Proton by acting as the sole general partner. The Group accounts for its investment in PTC, and ultimately MDA Proton, under the equity method of accounting. The Group’s share of the net profit of PTC, after accounting for the effect of the difference between the cost basis of the equity method investment and the underlying assets of the investee, was RMB13,470 (US$2,193) for the year ended December 31, 2013. Total cash distribution received by the Group from PTC was RMB24,714 (US$4,082) for the year ended December 31, 2013.

iv)	On December 17, 2012, the Group acquired 36% of Suzhou Chorus Medical Technologies Co., Ltd , for a consideration of RMB2,400.